Related Party Transactions (Detail) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Shared Service Fee
Related Party Transaction [Line Items]
Related party fees		$ 0.0	$ 0.0	$ 0.1	$ 0.3
Salary Under Employment Agreement
Related Party Transaction [Line Items]
Related party fees		0	$ 0	$ 100,000	200,000
Lease expiry term	2024-12
Sublease agreement expiration date	2024-12
Reimbursements cost of leasehold improvements		$ 200,000
Sublease Agreement
Related Party Transaction [Line Items]
Rent expense					$ 100,000
Shareholder | Sublease Agreement
Related Party Transaction [Line Items]
Sublease term						5 years